COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum Rental Payments Under Operating Lease Agreements
The minimum rental payments are as follows:
Year
2017	$1,928
2018	1,779
2019	1,766
2020	1,766
2021	147
Total	$7,386